Note 24 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Quarterly Financial Information [Text Block]
2 4 .	Selected Quarterly Financial Data (Unaudited)

Quarterly financial information for fiscal
2016
and
2015
are presented in the following table, in thousands, except per share data. Certain revenue and expense amounts in the years ended
December 31, 2016
and
2015
have been reclassified to discontinued operations.
See Note
3.

	For the Quarter Ending
	March 31	June 30	September 30	December 31
2016:
Tc99m tilmanocept sales revenue	$9	$4	$18	$9
Tc99m tilmanocept license revenue	254	246	1,296	—
Grant and other revenue	686	917	511	1,022
Gross profit	947	1,166	1,821	975
Operating expenses	4,705	3,407	2,731	4,215
Loss from operations	(3,758)	(2,241)	(910)	(3,240)
Loss from continuing operations	(2,682)	(817)	(1,761)	(2,118)
Gain (l oss) from discontinued operations, net of tax	(1,004)	(5,865)	1,702	(1,764)
Net loss attributable to common stockholders	(3,686)	(6,681)	(59)	(3,882)
Loss per common share (basic and diluted) (1) :
Continuing operations	$(0.02)	$0.00	$(0.01)	$(0.01)
Discontinued operations	$0.00	$(0.04)	$0.01	$(0.01)
Attributable to common stockholders	$(0.02)	$(0.04)	$(0.00)	$(0.02)

2015:
Tc99m tilmanocept sales revenue	$4	$—	$9	$6
Tc99m tilmanocept license revenue	83	250	550	250
Grant and other revenue	190	654	477	540
Gross profit	276	904	1,034	796
Operating expenses	6,900	4,348	5,947	4,256
Loss from operations	(6,623)	(3,443)	(4,912)	(3,463)
Loss from continuing operations	(5,983)	(8,171)	(6,509)	(1,946)
Loss from discontinued operations, net of tax	(1,309)	(1,520)	(1,562)	(564)
Net loss attributable to common stockholders	(7,337)	(9,691)	(8,071)	(2,510)
Loss per common share (basic and diluted) (1) :
Continuing operations	$(0.04)	$(0.05)	$(0.04)	$(0.02)
Discontinued operations	$(0.01)	$(0.01)	$(0.01)	$0.00
Attributable to common stockholders	$(0.05)	$(0.06)	$(0.05)	$(0.02)

(1)	Net loss per share is computed independently for each of the quarters presented. Therefore the sum of the quarterly per-share calculations will not necessarily equal the annual per share calculation.